Schedule of Revenue by Geographic Location (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disaggregation of Revenue [Line Items]
Total:	$ 191,955,811	$ 235,696,705
CHINA
Disaggregation of Revenue [Line Items]
Total:	100,988,136	114,427,297
HONG KONG
Disaggregation of Revenue [Line Items]
Total:	63,594,042	102,130,078
MALAYSIA
Disaggregation of Revenue [Line Items]
Total:	21,358,117	12,684,443
SINGAPORE
Disaggregation of Revenue [Line Items]
Total:	2,989,753	3,356,084
KOREA, REPUBLIC OF
Disaggregation of Revenue [Line Items]
Total:	2,848,406
Other [Member]
Disaggregation of Revenue [Line Items]
Total:	$ 177,357	$ 3,098,803